Fair values of financial assets and liabilities - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Level 3 financial assets carried at fair value	£ 270,680	£ 253,266
Level 3 financial liabilities carried at fair value	100,515	90,041
Financial liabilities at fair value through profit or loss	27,611	24,914
Amount contractually payable on debt securities held at fair value through profit or loss	9,863	10,433
Difference between the balance sheet carrying value and amount contractually payable on debt securities held at fair value through profit or loss	(5,233)	(5,167)
Increase in fair value measurement, liabilities	(12)
(Losses) gains before tax	(78)	(234)	£ 519
Derivative financial instruments	24,065	22,356
Derivative liabilities	£ (21,676)	£ (20,149)
Expected volatility in recovery rate of distressed derivatives (in percent)	0.08
Bottom of range
Disclosure of detailed information about financial instruments [line items]
Weighted average expected volatility (in percent)	11.00%	13.00%
Top of range
Disclosure of detailed information about financial instruments [line items]
Weighted average expected volatility (in percent)	183.00%	200.00%
Residential Mortgage Backed Securities1 | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Debt instrument term	2 years
Residential Mortgage Backed Securities1 | Top of range
Disclosure of detailed information about financial instruments [line items]
Debt instrument term	5 years
Total financial assets (excluding derivatives) at fair value
Disclosure of detailed information about financial instruments [line items]
Total financial assets (excluding derivatives) at fair value	£ 246,615	£ 230,910